Long term debt - Schedule of Long Term Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	$ 325,727	$ 357,659
Unamortized deferred financing costs	(5,178)	(2,196)
Less: current portion of long-term debt	(19,693)	(16,263)
Long-term portion of debt	306,034	341,396
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	19,700
2023	20,300
2024	128,400
2025	5,900
2026 and thereafter	156,600
Credit Facility
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	110,000	220,000
Convertible debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	129,750	55,000
Mortgages
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	30,000	21,206
Financing obligations
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	47,945	50,923
Promissory notes
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	$ 13,210	$ 12,726